Note 9 - Capital Stock and Reserve (Details Textual)			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 22, 2023 CAD ($) $ / shares shares	Aug. 22, 2023 USD ($) $ / shares shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($)	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares
Statement Line Items [Line Items]
Total gains (losses) on financial liabilities at fair value through profit or loss			$ 186,378	$ 0	$ 186,378	$ 0
Payments for share issue costs					387,416	99,624
Total equity			$ 13,414,952	$ 7,475,963	$ 13,414,952	7,475,963	$ 10,387,622	$ 6,741,746
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares					30,900
Issue of equity, shares issued for services					$ 187,872
Number of share options granted in share-based payment arrangement					0		121,000
Number of share options forfeited in share-based payment arrangement					(0)		121,000
Number of warrants issued during the period (in shares) | shares							5,765
Share options 1 [member]
Statement Line Items [Line Items]
Maximum percentage of outstanding stock allowed under share-based payment arrangement			10.00%		10.00%
Options issued to consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					17,500		20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares					$ 5.65		$ 12.75
Share-based payment arrangement, award vesting period (Year)					3 years		3 years
Share-based payment arrangement, options, fair value			$ 60,200		$ 60,200		$ 198,300
Options issued to directors and a consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					40,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares					$ 6.6
Share-based payment arrangement, award vesting period (Year)					3 years
Share-based payment arrangement, options, fair value			173,500		$ 173,500
Options issued to officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					85,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares					$ 6.6
Share-based payment arrangement, award vesting period (Year)					5 years
Share-based payment arrangement, options, fair value			445,500		$ 445,500
Options issued to consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement							8,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares							$ 13.75
Share-based payment arrangement, award vesting period (Year)							3 years
Share-based payment arrangement, options, fair value							$ 83,200
Options issued to consultant three [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement							62,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares							$ 9
Share-based payment arrangement, award vesting period (Year)							3 years
Share-based payment arrangement, options, fair value							$ 395,600
options issued to consultant four [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement							31,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares							$ 9.5
Share-based payment arrangement, award vesting period (Year)							3 years
Share-based payment arrangement, options, fair value							$ 208,600
Consultant options [member]
Statement Line Items [Line Items]
Number of share options forfeited in share-based payment arrangement							121,000
Share-based arrangement, payment reserve, forfeited							$ 891,400
Options issued to consultant seven [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								15,000
Performance stock options [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 14.25
Share-based payment arrangement, award vesting period (Year)								2 years
Fair value of share options granted in share-based payment arrangement								$ 126,297
Share-based payment arrangement, award vesting percentage								100.00%
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 31,574	$ 31,574		$ 0
Performance Share Units (PSU) [member] | Company director [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					40,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares					10,700
Increase (decrease) in equity, evaluation and exploration assets option agreement					$ 85,600
Peg North Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares					13,072
Increase (decrease) in equity, evaluation and exploration assets option agreement					$ 100,000
Jean Lake Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares					6,128
Increase (decrease) in equity, evaluation and exploration assets option agreement					$ 39,526
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	1
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares	$ 6.25
Warrants and rights outstanding, term (Year)	5 years	5 years
Derivative financial liabilities	$ 823,597		$ 637,219		637,219
Total gains (losses) on financial liabilities at fair value through profit or loss					$ 186,378
Underwriter warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares	40,000	40,000			40,000
Total equity	$ 270,400
Shares issued in public offering [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares) | shares	800,000	800,000
Number of warrants per unit (in shares) | shares	1
Number of common shares per unit (in shares) | shares	1
Shares issued, price per share (in CAD per share) | (per share)	$ 6.77	$ 5
Proceeds from issuing shares	$ 5,418,400	$ 4,000,000
Payments for share issue costs	$ 387,416	$ 286,000